PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost		$ 1,075	$ 1,969
Accumulated depreciation		97	824
Property and equipment, net	$ 796	978	1,145
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		194	138
Accumulated depreciation		88	37
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		62	62
Accumulated depreciation		7	3
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		813	1,769
Accumulated depreciation		0	784
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		6	0
Accumulated depreciation		$ 2	$ 0